Statements of Changes in Shareholders’ Equity (Deficiency) ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD ($)	[1]	Share premium ILS (₪)	Share premium USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)	ILS (₪)	USD ($)
Balance at Dec. 31, 2019	[1]			₪ 255,285		₪ (320,338)		₪ (65,053)
Total comprehensive loss						9,642		9,642
Exercise of warrants				45,274				45,274
Exercise of options				166				166
Share-based compensation				8,130				8,130
Balance at Sep. 30, 2020	[1]			308,855		(310,696)		(1,841)
Balance at Sep. 30, 2020 | $					$ 95,650		$ (96,220)		$ 570
Balance at Dec. 31, 2019	[1]			255,285		(320,338)		(65,053)
Total comprehensive loss						(4,455)		(4,455)
Exercise of warrants				45,274				45,274
Exercise of options				166				166
Share-based compensation				9,472				9,472
Balance at Dec. 31, 2020	[1]			310,197		(324,793)		(14,596)
Balance at Dec. 31, 2020 | $					95,065		(100,586)		5,521
Balance at Jun. 30, 2020	[1]			304,089		(366,011)		(61,922)
Total comprehensive loss						55,315		55,315
Exercise of warrants				166				166
Share-based compensation				4,600				4,600
Balance at Sep. 30, 2020	[1]			308,855		(310,696)		(1,841)
Balance at Sep. 30, 2020 | $					95,650		(96,220)		570
Balance at Dec. 31, 2020	[1]			310,197		(324,793)		(14,596)
Total comprehensive loss						(29,225)		(29,225)
Issuance of shares, net				41,448				41,448
Share-based compensation				6,559				6,559
Balance at Sep. 30, 2021	[1]			358,204		(354,018)		4,186	1,296
Balance at Sep. 30, 2021	[1]				110,933		(109,637)		1,296
Balance at Jun. 30, 2021	[1]			356,358		(344,972)		11,386
Issuance expenses				(681)				(681)
Total comprehensive loss						(9,046)		(9,046)
Share-based compensation				2,527				2,527
Balance at Sep. 30, 2021	[1]			₪ 358,204		₪ (354,018)		₪ 4,186	1,296
Balance at Sep. 30, 2021	[1]				$ 110,933		$ (109,637)		$ 1,296

[1]	Represents less than NIS\USD 1.